JPMORGAN TRUST II
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
July 1, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 2-95973
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 352 (Amendment No. 353 under the Investment Company Act of 1940, as amended) filed electronically on June 24, 2026.
Please contact the undersigned at (212) 270-8230 or zach.vonnegut-gabovitch@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Short Duration Bond Fund
J.P. Morgan Municipal Bond Funds
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund